Advance Payments From Customers - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables To Customers [Line Items]
Payables due to resolve dispute over solar wafer supply		$ 42,433
Wafers | Contract cancellation
Payables To Customers [Line Items]
Contract cancellation revenue	$ 58,713	$ 11,193	$ 92,233